Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure by us of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. We intend to issue equity grants to our officers and/or directors, if granted, at the same time each year, typically in connection with our last meeting of the Board of Directors each fiscal year. Option grants are effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our Common Stock on the business day of the grant or, if the grant is made on a weekend or holiday, on the prior business day. During the fiscal year ended December 31, 2024, our Named Executive Officer was not awarded any stock options due to the lack of availability of awards.

In 2025, the Compensation Committee approved a grant of options exercisable for 190,000 shares of Common Stock to Mr. Shallcross. During 2025, we did not grant stock options (or similar awards) to our Named Executive Officer during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

We did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method

We do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure by us of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. We intend to issue equity grants to our officers and/or directors, if granted, at the same time each year, typically in connection with our last meeting of the Board of Directors each fiscal year. Option grants are effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our Common Stock on the business day of the grant or, if the grant is made on a weekend or holiday, on the prior business day. During the fiscal year ended December 31, 2024, our Named Executive Officer was not awarded any stock options due to the lack of availability of awards.

In 2025, the Compensation Committee approved a grant of options exercisable for 190,000 shares of Common Stock to Mr. Shallcross. During 2025, we did not grant stock options (or similar awards) to our Named Executive Officer during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

We did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the fiscal year ended December 31, 2024, our Named Executive Officer was not awarded any stock options due to the lack of availability of awards.
MNPI Disclosure Timed for Compensation Value	false